TAXES ON INCOME (Schedule of the Reconciliation of the Theoretical Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Rate	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
TAXES ON INCOME [Abstract]
Income (loss) before taxes on income	$ (6,337)	$ (7,664)	$ 8,754
Theoretical tax expense (benefit) computed at the Israeli statutory tax rate (25%, 25% and 24% for the years 2013, 2012 and 2011, respectively)	(1,584)	(1,916)	2,101
Creation (Utilization) of valuation allowance	931	(1,554)	(4,328)
Increase (decrease) in losses and temporary differences due to change in Israeli corporate " and Approved Enterprise" tax	3,056	(7,073)	5,419
Increase (decrease) in valuation allowance related to losses and temporary differences due to change in Israeli corporate " and Approved Enterprise" tax	(3,056)	7,073	(5,419)
Taxes with respect to prior years		2	(84)
Impairment (recording) of withholding tax asset			221
Increase in deferred tax assets related to losses and temporary differences due to changes in tax rates and different basis of measurement	(594)
Non-deductible expenses and other	(223)	1,699	(27)
Non-deductible share-based compensation expenses	1,590	833	541
Exchange rate differences		10	1,521
Actual tax expense (benefit)	$ 120	$ (926)	$ (55)
Israeli Income tax rate	25.00%	25.00%	24.00%